SHORT-TERM AND LONG-TERM LOANS (Tables)	9 Months Ended
Sep. 30, 2015
SHORT-TERM AND LONG-TERM LOANS [Abstract]
Schedule of Debt
	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Short-term loans	80,750	172,750
Long-term loans	100,000	-